Schedule of Investments

Emerald Growth Fund

January 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.25%
Basic Materials: 1.10%
460,545	Avient Corp.	$17,698,745

Consumer Discretionary: 17.48%
418,909	Chegg, Inc.(a)	39,905,271
138,414	Churchill Downs, Inc.	25,945,704
262,829	Chuy's Holdings, Inc.(a)	9,220,041
240,321	Cinemark Holdings, Inc.	4,864,097
205,890	Dick's Sporting Goods, Inc.	13,796,689
867,387	Everi Holdings, Inc.(a)	11,345,422
92,734	Five Below, Inc.(a)	16,296,146
83,544	Fox Factory Holding Corp.(a)	9,995,204
723,083	Glu Mobile, Inc.(a)	6,370,361
216,082	Jack in the Box, Inc.	20,341,960
290,210	Lindblad Expeditions Holdings, Inc.(a)	4,556,297
137,403	Meritage Homes Corp.(a)	11,027,965
400,758	National Vision Holdings, Inc.(a)	18,583,149
576,604	Noodles & Co.(a)	4,883,836
301,670	Petco Health & Wellness Company(a)	7,852,470
199,002	Planet Fitness, Inc., Class A(a)	14,328,144
247,411	SeaWorld Entertainment, Inc.(a)	7,068,532
56,098	Stamps.com, Inc.(a)	12,807,734
380,574	Tilly's, Inc., Class A	3,729,625
95,311	Visteon Corp.(a)	12,150,246
156,910	Winnebago Industries, Inc.	10,836,205
224,096	YETI Holdings, Inc.(a)	14,749,999
		280,655,097

Consumer Staples: 5.62%
731,750	BellRing Brands, Inc., Class A(a)	17,020,505
247,425	Freshpet, Inc.(a)	34,468,776
42,227	Helen of Troy, Ltd.(a)	10,313,945
994,796	Simply Good Foods Co.(a)	28,391,478
		90,194,704

Energy: 1.78%
272,010	American Superconductor Corp.(a)	6,724,087
137,451	Arcosa, Inc.	7,668,391
186,050	New Fortress Energy, Inc.	8,312,714
98,337	TPI Composites, Inc.(a)	5,891,370
		28,596,562

Financial Services: 9.23%
757,220	BRP Group, Inc., Class A(a)	17,575,076
40,653	Bryn Mawr Bank Corp.	1,263,495
70,000	Cannae Holdings, Inc.(a)	2,659,300
9,000	CNB Financial Corp.	189,270
75,711	CrossFirst Bankshares, Inc.(a)	870,676

Shares		Value (Note 2)
Financial Services (continued)
1,017,363	Eastern Bankshares, Inc.(a)	$16,216,766
131,419	First Choice Bancorp	2,583,698
176,547	Houlihan Lokey, Inc.	11,449,073
153,686	Live Oak Bancshares, Inc.	6,128,998
53,034	Midwest Holding, Inc.(a)	2,863,836
406,204	Moelis & Co., Class A	20,192,401
586,542	Pacific Premier Bancorp, Inc.	19,502,522
251,212	Palomar Holdings, Inc.(a)	25,018,203
69,958	Silvergate Capital Corp.(a)	6,510,291
150,344	South State Corp.	10,484,991
311,670	Trinity Capital, Inc.(a)	4,675,050
		148,183,646

Health Care: 25.09%
332,103	AdaptHealth Corp.(a)	12,709,582
127,224	Addus HomeCare Corp.(a)	14,319,061
209,519	American Well Corp.(a)	7,419,068
308,023	Applied Therapeutics, Inc.(a)	6,450,002
164,350	Arena Pharmaceuticals, Inc.(a)	12,201,344
157,050	Arvinas, Inc.(a)	11,847,852
304,060	AtriCure, Inc.(a)	17,705,414
533,791	Avrobio, Inc.(a)	7,638,549
153,062	Blueprint Medicines Corp.(a)	14,808,749
137,410	Certara, Inc.(a)	4,729,652
166,235	ChemoCentryx, Inc.(a)	9,477,057
445,807	Collegium Pharmaceutical, Inc.(a)	10,761,781
1,092,836	Curis, Inc.(a)	11,420,136
181,234	Deciphera Pharmaceuticals, Inc.(a)	8,010,543
60,000	DermTech, Inc.(a)	2,458,800
223,213	Dicerna Pharmaceuticals, Inc.(a)	5,015,596
305,222	Immunovant, Inc.(a)	11,912,815
100,867	Integer Holdings Corp.(a)	7,443,985
947,600	Karyopharm Therapeutics, Inc.(a)	14,431,948
70,469	Merit Medical Systems, Inc.(a)	3,815,896
55,618	Mirati Therapeutics, Inc.(a)	11,420,044
675,062	NeoGenomics, Inc.(a)	35,791,787
22,310	Novavax, Inc.(a)	4,929,171
647,280	Ocular Therapeutix, Inc.(a)	11,748,132
1,846,153	Organogenesis Holdings, Inc.(a)	19,310,760
347,433	ORIC Pharmaceuticals, Inc.(a)	10,186,736
26,553	Reata Pharmaceuticals, Inc., Class A(a)	2,750,625
527,762	Replimune Group, Inc.(a)	20,477,166
338,533	SeaSpine Holdings Corp.(a)	5,504,547
18,796	Seer, Inc.(a)	1,172,870
64,730	Tabula Rasa HealthCare, Inc.(a)	3,676,017
300,653	TransMedics Group, Inc.(a)	6,848,875
192,523	Turning Point Therapeutics, Inc.(a)	24,159,711
72,078	Twist Bioscience Corp.(a)	11,859,714
150,844	Ultragenyx Pharmaceutical, Inc.(a)	20,905,470
106,024	United Therapeutics Corp.(a)	17,368,852
		402,688,307

Shares		Value (Note 2)
Industrials: 0.50%
359,234	Repay Holdings Corp.(a)	$7,957,033

Producer Durables: 13.94%
254,693	Air Transport Services Group, Inc.(a)	6,471,749
190,070	Altra Industrial Motion Corp.	9,771,499
405,634	AZEK Co., Inc.(a)	16,180,740
221,062	Chart Industries, Inc.(a)	26,551,757
353,518	Echo Global Logistics, Inc.(a)	9,308,129
54,898	FARO Technologies, Inc.(a)	3,874,152
132,719	Forward Air Corp.	9,514,625
41,276	Hydrofarm Holdings Group, Inc.(a)	3,116,751
112,058	Installed Building Products, Inc.(a)	11,758,246
878,394	Kratos Defense & Security Solutions, Inc.(a)	23,312,577
200,210	Livent Corp.(a)	3,647,826
112,502	Masonite International Corp.(a)	11,193,949
323,686	Montrose Environmental Group, Inc.(a)	11,969,908
46,011	NV5 Global, Inc.(a)	4,018,140
200,489	Tetra Tech, Inc.	24,373,448
278,662	Trex Co., Inc.(a)	25,572,812
239,913	TriNet Group, Inc.(a)	17,779,952
61,316	Vicor Corp.(a)	5,306,287
		223,722,547

Technology: 22.20%
429,604	Allegro MicroSystems, Inc.(a)	11,994,544
218,878	Cohu, Inc.	8,903,957
282,640	Covetrus, Inc.(a)	9,629,545
157,341	Diodes, Inc.(a)	11,136,596
296,488	EverQuote, Inc., Class A(a)	13,359,749
96,872	FormFactor, Inc.(a)	3,959,159
193,624	II-VI, Inc.(a)	16,277,970
165,657	Jamf Holding Corp.(a)	6,117,713
317,531	Lattice Semiconductor Corp.(a)	12,736,168
525,000	Leaf Group, Ltd.(a)	2,835,000
214,034	LiveRamp Holdings, Inc.(a)	16,204,514
551,483	MACOM Technology Solutions Holdings, Inc.(a)	31,357,323
294,484	MediaAlpha, Inc.(a)	16,196,620
351,203	Model N, Inc.(a)	11,933,878
277,207	Onto Innovation, Inc.(a)	14,983,038
242,004	Perficient, Inc.(a)	13,215,838
212,061	Ping Identity Holding Corp.(a)	6,342,744
125,839	Q2 Holdings, Inc.(a)	16,106,134
379,905	Rapid7, Inc.(a)	32,983,352
393,329	Sailpoint Technologies Holdings, Inc.(a)	21,755,027
182,487	Semtech Corp.(a)	12,947,453
199,473	Super Micro Computer, Inc.(a)	6,183,663
742,295	SVMK, Inc.(a)	18,713,257
696,516	USA Technologies, Inc.(a)	6,909,439

Shares		Value (Note 2)
Technology (continued)
190,075	Varonis Systems, Inc.(a)	$33,599,558
		356,382,239

Utilities: 1.31%
194,296	Cogent Communications Holdings, Inc.	11,065,157
112,917	Shenandoah Telecommunications Co.	4,389,084
365,876	Viavi Solutions, Inc.(a)	5,652,784
		21,107,025

	Total Common Stocks
	(Cost $949,665,491)	1,577,185,905

SHORT TERM INVESTMENTS: 1.55%
	Dreyfus Government Cash Management Fund - Institutional Class
24,841,201	0.030% (7-Day Yield)	24,841,201

	Total Short Term Investments
	(Cost $24,841,201)	24,841,201

Total Investments: 99.80%
(Cost $974,506,692)		1,602,027,106

Other Assets In Excess Of Liabilities: 0.20%		3,217,442
Net Assets: 100.00%		$1,605,244,548

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Small Cap Value Fund

January 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 8.42%
Real Estate: 8.42%
1,024	Power REIT(a)	$38,656

	Total Common Stocks
	(Cost $14,738)	38,656

SHORT TERM INVESTMENTS: 131.86%
	Dreyfus Government Cash Management Fund - Institutional Class
605,809	0.030% (7-Day Yield)	605,809

	Total Short Term Investments
	(Cost $605,809)	605,809

Total Investments: 140.28%
(Cost $620,547)		644,465

Liabilities In Excess Of Other Assets: (40.28)%		(185,045)
Net Assets: 100.00%		$459,420

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.97%
Basic Materials: 1.91%
1,681	Scotts Miracle-Gro Co.	$372,190

Consumer Discretionary: 24.26%
364	Amazon.com, Inc.(a)	1,167,057
107	Booking Holdings, Inc.(a)	208,043
5,092	Chegg, Inc.(a)	485,064
100	Chipotle Mexican Grill, Inc.(a)	148,000
682	Churchill Downs, Inc.	127,841
15,577	Cinemark Holdings, Inc.	315,279
4,580	Dick's Sporting Goods, Inc.	306,906
16,687	Everi Holdings, Inc.(a)	218,266
28,675	Glu Mobile, Inc.(a)	252,627
504	Home Depot, Inc.	136,493
3,257	Overstock.com, Inc.(a)	252,743
3,460	Petco Health & Wellness Company(a)	90,064
3,345	Polaris, Inc.	390,261
5,878	SeaWorld Entertainment, Inc.(a)	167,934
6,720	Winnebago Industries, Inc.	464,083
		4,730,661

Consumer Staples: 2.00%
751	Freshpet, Inc.(a)	104,622
1,886	National Beverage Corp.	285,804
		390,426

Energy: 5.40%
4,219	American Superconductor Corp.(a)	104,294
4,883	Cheniere Energy, Inc.(a)	309,240
6,327	New Fortress Energy, Inc.	282,690
33,368	TechnipFMC PLC	356,704
		1,052,928

Financial Services: 8.09%
2,507	JPMorgan Chase & Co.	322,576
2,035	PayPal Holdings, Inc.(a)	476,821
364	S&P Global, Inc.	115,388
1,891	Silvergate Capital Corp.(a)	175,976
1,023	Visa, Inc., Class A	197,695
45,454	Voyager Digital, Ltd.(a)	290,451
		1,578,907

Health Care: 15.06%
5,270	American Well Corp.(a)	186,611
6,852	Avrobio, Inc.(a)	98,052
3,606	Cantel Medical Corp.	284,766
1,620	Certara, Inc.(a)	55,760
4,599	Collegium Pharmaceutical, Inc.(a)	111,020
8,396	Dicerna Pharmaceuticals, Inc.(a)	188,658

Shares		Value (Note 2)
Health Care (continued)
5,917	Horizon Therapeutics PLC(a)	$428,864
2,610	Integer Holdings Corp.(a)	192,618
19,118	Karyopharm Therapeutics, Inc.(a)	291,167
2,803	Maravai LifeSciences Holdings, Inc.(a)	97,657
683	Sarepta Therapeutics, Inc.(a)	61,060
5,824	SeaSpine Holdings Corp.(a)	94,698
5,651	TransMedics Group, Inc.(a)	128,730
1,089	Turning Point Therapeutics, Inc.(a)	136,659
2,381	United Therapeutics Corp.(a)	390,056
687	Veeva Systems, Inc., Class A(a)	189,914
		2,936,290

Producer Durables: 5.83%
3,076	Chart Industries, Inc.(a)	369,458
186	CoStar Group, Inc.(a)	167,346
6,358	Kratos Defense & Security Solutions, Inc.(a)	168,741
2,111	Mercury Systems, Inc.(a)	150,008
1,881	Owens Corning	145,966
683	TopBuild Corp.(a)	136,566
		1,138,085

Technology: 35.42%
255	Adobe, Inc.(a)	116,986
336	Alphabet, Inc., Class A(a)	613,993
2,239	Anaplan, Inc.(a)	149,341
12,247	Apple, Inc.	1,616,114
2,271	Cohu, Inc.	92,384
628	Crowdstrike Holdings, Inc.(a)	135,522
2,192	Ebix, Inc.	114,137
1,190	EverQuote, Inc., Class A(a)	53,621
2,226	Facebook, Inc., Class A(a)	575,043
641	L3Harris Technologies, Inc.	109,938
2,167	Lumentum Holdings, Inc.(a)	203,265
6,185	Microsoft Corp.	1,434,673
1,100	NVIDIA Corp.	571,549
2,634	Proofpoint, Inc.(a)	339,997
227	ServiceNow, Inc.(a)	123,297
7,546	SVMK, Inc.(a)	190,235
2,641	Varonis Systems, Inc.(a)	466,850
		6,906,945

	Total Common Stocks
	(Cost $11,744,579)	19,106,432

Shares		Value (Note 2)
Technology (continued)
SHORT TERM INVESTMENTS: 3.32%
	Dreyfus Government Cash Management Fund - Institutional Class
646,640	0.030% (7-Day Yield)	$646,640

	Total Short Term Investments
	(Cost $646,640)	646,640

Total Investments: 101.29%
(Cost $12,391,219)		19,753,072

Liabilities In Excess Of Other Assets: (1.29)%		(251,364)
Net Assets: 100.00%		$19,501,708

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.87%
Financial Services: 82.17%
Asset Managers & Custodians: 13.54%
328,500	Altimar Acquisition Corp.(a)	$3,685,770
299,795	Clover Health Investments Corp.(a)	4,182,140
165,280	Diginex, Ltd.(a)	2,535,395
387,930	Ether Capital Corp.(a)	926,606
51,640	FinServ Acquisition Corp.(a)	923,840
188,249	Foley Trasimene Acquisition Corp. II(a)	3,224,705
51,342	Fortress Transportation and Infrastructure Investors LLC	1,134,658
122,370	Insu Acquisition Corp. II(a)	1,803,734
132,827	Landsea Homes Corp.(a)	1,184,817
69,200	Opendoor Technologies, Inc.(a)	1,807,504
32,300	Trinity Capital, Inc.(a)	484,500
55,770	VPC Impact Acquisition Holdings(a)	832,646
		22,726,315

Banks: 32.35%
190,534	Amerant Bancorp, Inc.(a)	2,366,432
491,696	Bancorp, Inc.(a)	8,245,742
26,842	Community Heritage Financial, Inc.	562,474
98,840	Eastern Bankshares, Inc.(a)	1,575,510
51,560	Fifth Third Bancorp	1,491,631
40,740	First Financial Bankshares, Inc.	1,543,231
9,665	First Republic Bank	1,401,328
107,294	Live Oak Bancshares, Inc.	4,278,885
53	Mechanics Bank/Walnut Creek CA(a)	1,444,250
17,270	Pacific Premier Bancorp, Inc.	574,227
22,390	Prosperity Bancshares, Inc.	1,509,982
83,618	ServisFirst Bancshares, Inc.	3,435,027
22,578	Signature Bank/New York NY	3,729,660
104,138	Silvergate Capital Corp.(a)	9,691,082
4,040	SVB Financial Group(a)	1,768,631
88,145	TriState Capital Holdings, Inc.(a)	1,617,461
122,206	Triumph Bancorp, Inc.(a)	7,007,292
29,920	Western Alliance Bancorp	2,039,946
		54,282,791

Commerical Finance & Mortgage Companies: 3.93%
1,232,440	ECN Capital Corp.	6,593,554

Consumer Lending: 3.66%
131,710	OneMain Holdings, Inc.	6,132,418

Diversified Financial Services: 4.38%
98,840	Cannae Holdings, Inc.(a)	3,754,931
30,210	eXp World Holdings, Inc.(a)	3,220,084

Shares		Value (Note 2)
Diversified Financial Services (continued)
50,350	Triterras, Inc.(a)	$367,555
		7,342,570

Diversified Real Estate Activities: 6.36%
254,667	Social Capital Hedosophia Holdings Corp. V(a)	6,901,476
267,126	Spartan Acquisition Corp. II(a)	3,766,476
		10,667,952

Equity REIT: Office: 1.26%
134,007	Postal Realty Trust, Inc., Class A	2,115,971

Financial Data Providers: 2.68%
55,020	Nuvei Corp.(a)	2,888,550
124,210	Paya Holdings, Inc.(a)	1,609,762
		4,498,312

Investment Services: 6.70%
138,780	Porch Group, Inc.(a)	2,056,719
1,437,776	Voyager Digital, Ltd.(a)	9,187,389
		11,244,108

Life Insurance: 0.46%
6,900	Trupanion, Inc.(a)	774,180

Mortgage Finance: 0.37%
29,145	Rocket Cos., Inc.(a)	622,537

Mortgage REITS: Commercial: 1.71%
176,443	Nexpoint Real Estate Finance, Inc.	2,868,963

Property And Casualty Insurance: 1.85%
18,648	James River Group Holdings, Ltd.	829,463
6,153	Kinsale Capital Group, Inc.	1,154,057
16,740	Trisura Group, Ltd.(a)	1,121,580
		3,105,100

Securities Brokerage & Services: 1.02%
239,960	Galaxy Digital Holdings, Ltd.(a)	1,713,986

Transaction Processing Services: 1.90%
13,634	PayPal Holdings, Inc.(a)	3,194,583

Industrials: 3.25%
Transaction Processing Services: 3.25%
11,300	Bill.com Holdings, Inc.(a)	1,377,244
83,631	Repay Holdings Corp.(a)	1,852,426
5,500	Square, Inc., Class A(a)	1,187,780
14,350	StoneCo, Ltd.(a)	1,031,765
		5,449,215

Shares		Value (Note 2)
Transaction Processing Services (continued)
Real Estate: 10.38%
Diversified REITs: 3.95%
1,335,125	Colony Capital, Inc.	$6,622,220

Infrastructure REITS: 4.77%
28,680	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,696,422
167,238	Power REIT(a)	6,313,235
		8,009,657

Other Specialty REITS: 1.66%
14,920	Innovative Industrial Properties, Inc.	2,791,830

Technology: 3.07%
Consumer Digital Services: 2.25%
103,957	Open Lending Corp.(a)	3,772,600

Software: 0.82%
4,460	Coupa Software, Inc.(a)	1,382,020

	Total Common Stocks
	(Cost $109,197,787)	165,910,882
MUTUAL FUND: 3.18%
Asset Managers & Custodians: 1.61%
78,090	Bitcoin Investment Trust(a)	2,708,942

Investment Services: 1.57%
16,920	Bitwise 10 Crypto Index Fund(a)	930,600
114,120	Grayscale Ethereum Trust(a)	1,702,671
		2,633,271

	Total Mutual Fund
	(Cost $2,985,120)	5,342,213
SHORT TERM INVESTMENTS: 1.03%
	Dreyfus Government Cash Management Fund - Institutional Class
1,721,472	0.030% (7-Day Yield)	1,721,472

	Total Short Term Investments
	(Cost $1,721,472)	1,721,472

Total Investments: 103.08%
(Cost $113,904,379)		172,974,567

Liabilities In Excess Of Other Assets: (3.08)%		(5,167,254)
Net Assets: 100.00%		$167,807,313

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund and Emerald Banking and Finance Fund(each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2021 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,577,185,905	$–	$–	$1,557,185,905
Short Term Investments	24,841,201	–	–	24,841,201
TOTAL	$1,602,027,106	$–	$–	$1,602,027,106

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks	$38,656	$–	$–	$38,656
Short Term Investments	605,809	–	–	605,809
TOTAL	$644,465	$–	$–	$644,465

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$19,106,432	$–	$–	$19,106,432
Short Term Investments	646,640	–	–	646,640
TOTAL	$19,753,072	$–	$–	$19,753,072

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks	$171,253,095	$–	$–	$171,253,095
Short Term Investments	1,721,472	–	–	1,721,472
TOTAL	$172,974,567	$–	$–	$172,974,567

(a)	For detailed Industry descriptions, see the accompanying Schedule of Investments.

For the nine months ended January 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Emerald Funds	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2021 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.